Dividends	6 Months Ended
Jun. 30, 2025
Dividends [Abstract]
Dividends

9.Dividends
The Board has declared a quarterly interim dividend for Q2 2025 of €0.4528 per Unilever PLC ordinary share or
£0.3916 per Unilever PLC ordinary share at the applicable exchange rate issued by WM/Reuters on 29 July 2025.
The following amounts will be paid in respect of this quarterly interim dividend on the relevant payment date:

Per Unilever PLC ordinary share (traded on the London Stock Exchange):	£0.3916
Per Unilever PLC ordinary share (traded on Euronext in Amsterdam):	€0.4528
Per Unilever PLC American Depositary Receipt:	US$0.5225
The pound sterling and US dollar amounts above have been determined using the applicable exchange rates issued by WM/Reuters on 29 July 2025.
US dollar cheques for the quarterly interim dividend will be mailed on 12 September 2025 to holders of record at the close of business on 15 August 2025.
The quarterly dividend calendar for the remainder of 2025 will be as follows:

	Announcement Date	Ex-dividend Date for Ordinary Shares	Ex-dividend Date for ADRs	Record Date	Last Date for DRIP Election	Payment Date
Q2 2025 Dividend	31 July 2025	14 August 2025	15 August 2025	15 August 2025	21 August 2025	12 September 2025
Q3 2025 Dividend	23 October 2025	06 November 2025	07 November 2025	07 November 2025	14 November 2025	05 December 2025